Intangible Assets - Schedule of Intangible Assets (Details) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets [Line Items]
Intangible Assets Gross	€ 2,483,401	€ 1,852,107
Amortization	(381,250)	(139,132)
Intangible Assets Net	2,102,151	1,712,975
Software development [Member]
Schedule of Intangible Assets [Line Items]
Intangible Assets Gross	5,382	1,563,923
Software SKN1 [Member]
Schedule of Intangible Assets [Line Items]
Intangible Assets Gross	248,419	248,419
Software SKN2 [Member]
Schedule of Intangible Assets [Line Items]
Intangible Assets Gross	1,378,566
Computer application [Member]
Schedule of Intangible Assets [Line Items]
Intangible Assets Gross	33,755	33,755
Intangible Assets Net	1,378,566
Research and Development Prototypes [Member]
Schedule of Intangible Assets [Line Items]
Intangible Assets Gross	811,269
Web page [Member]
Schedule of Intangible Assets [Line Items]
Intangible Assets Gross	€ 6,010	€ 6,010